CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 59,274	¥ 386,764	¥ 655,606	¥ 299,093
Cost of revenues	(40,057)	(261,372)	(380,290)	(140,317)
Gross profit	19,217	125,392	275,316	158,776
Operating expenses:
Sales and marketing expenses	(21,559)	(140,672)	(131,301)	(66,984)
General and administrative expenses	(32,553)	(212,411)	(131,075)	(24,125)
Research and development expenses	(5,859)	(38,232)	(35,807)	(22,075)
Impairment of goodwill	(214)	(1,400)
Total operating expenses	(60,185)	(392,710)	(298,183)	(113,184)
Income/(loss) from operations	(40,968)	(267,318)	(22,867)	45,592
Other income/(expenses):
Share of loss from equity method investments	(3,602)	(23,502)		(2,794)
Gain on disposal of a subsidiary			11,454
Short-term investment income	285	1,859	4,115	9,300
Government grant	1,548	10,103	497	3,313
Others, net	503	3,280	783	(66)
Income/(loss) before income tax	(42,234)	(275,578)	(6,018)	55,345
Income tax expense	(577)	(3,764)	(19,893)	(14,827)
Net income/(loss)	(42,811)	(279,342)	(25,911)	40,518
Accretion on redeemable non-controlling interests to redemption value			(1,808)	(1,025)
Accretion of convertible redeemable preferred shares to redemption value			(449,130)	(120,060)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares			(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			(36,977)
Net loss/(income) attributable to non-controlling interests	(136)	(889)	156	0
Net loss attributable to 36Kr Holdings Inc.'s ordinary shareholders	(42,947)	(280,231)	(850,441)	(80,567)
Net income/(loss)	(42,811)	(279,342)	(25,911)	40,518
Other comprehensive income/(loss)
Foreign currency translation adjustments	(742)	(4,843)	(3,285)	231
Total other comprehensive income/(loss)	(742)	(4,843)	(3,285)	231
Total comprehensive income/(loss)	(43,553)	(284,185)	(29,196)	40,749
Accretion on redeemable non-controlling interests to redemption value			(1,808)	(1,025)
Accretion of convertible redeemable preferred shares to redemption value			(449,130)	(120,060)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares			(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			(36,977)
Net loss/(income) attributable to non-controlling interests	(136)	(889)	156	0
Comprehensive loss attributable to 36Kr Holding Inc.'s ordinary shareholders	$ (43,689)	¥ (285,074)	¥ (853,726)	¥ (80,336)
Net loss per ordinary share (RMB)
-Basic | (per share)	$ (0.042)	¥ (0.275)	¥ (2.310)	¥ (0.275)
-Diluted | (per share)	$ (0.042)	¥ (0.275)	¥ (2.310)	¥ (0.275)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares) | shares	1,019,316,944	1,019,316,944	368,159,249	292,731,461
-Diluted (in shares) | shares	1,019,316,944	1,019,316,944	368,159,249	292,731,461
ADS
Net loss per ordinary share (RMB)
-Basic | (per share)	$ (1.053)	¥ (6.873)	¥ (57.750)
-Diluted | (per share)	$ (1.053)	¥ (6.873)	¥ (57.750)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares) | shares	40,772,678	40,772,678	14,726,370
-Diluted (in shares) | shares	40,772,678	40,772,678	14,726,370
Cost of revenues
Share-based compensation expenses included in
Employee consideration	$ 171	¥ 1,123	¥ 4,730	¥ 673
Sales and marketing expenses
Share-based compensation expenses included in
Employee consideration	2,478	16,168	14,654	1,674
General and administrative expenses
Share-based compensation expenses included in
Employee consideration	2,990	19,508	69,412	2,554
Research and development expenses
Share-based compensation expenses included in
Employee consideration	380	2,478	2,375	210
Online advertising services
Revenues:
Total revenues	26,484	172,811	283,426	173,783
Enterprise value-added services
Revenues:
Total revenues	29,611	193,213	319,469	100,238
Subscription services
Revenues:
Total revenues	$ 3,179	¥ 20,740	¥ 52,711	¥ 25,072